Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accrued Expenses and Other Current Liabilities
Accrued compensation and benefits	$ 53,491	$ 49,992
Accrued interest	47,041	29,358
Income taxes payable	6,128	9,416
Other	120,183	101,586
Accrued expenses and other current liabilities	$ 226,843	$ 190,352